Contractual Residual Maturity of Available for Sale Mortgage-Backed and Asset-Backed Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Amortized Cost
Amortized Cost	₨ 1,862,550.9	$ 28,114.0	₨ 1,489,085.4
Fair Value
Total	1,878,684.4	28,357.5	₨ 1,504,412.8
Asset and Mortgage Backed Securities
Amortized Cost
Within one year	12,027.8
Over one year through five years	7,461.2
Over five years through ten years	183.3
Over ten years	396.5
Amortized Cost	20,068.8
Fair Value
Within one year	11,824.4	178.5
Over one year through five years	7,251.9	109.5
Over five years through ten years	183.6	2.8
Over ten years	587.6	8.9
Total	₨ 19,847.5	$ 299.7